Initial Public Offering	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Disclosure Of Initial Public Offer [Line Items]
Initial Public Offering
Note 4 — Initial Public Offering
On December 7, 2020, the Company consummated its Initial Public Offering of 25,300,000 Units, including 3,300,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $253.0 million. Transaction costs amounted to $13,064,337, consisting of $4,610,000 in cash underwriting fees, $8,067,500 of deferred underwriting fees and $386,837 of other offering costs.
Each Unit consisted of one share of Class A common stock and one-third
of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

LIVE OAK ACQUISITION CORP. I I [Member]
Disclosure Of Initial Public Offer [Line Items]
Initial Public Offering
NOTE 4 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 25,300,000 Units, which included a full exercise by the underwriters of their over-allotment option in the amount of 3,300,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).